UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08012
Government Obligations Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Government Obligations Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS

Mortgage Pass-Throughs — 88.3%

	Principal
	Amount
Security	(000’s omitted)		Value

Federal Home Loan Mortgage Corp.:
3.003%, with maturity at 2035(1)	$15,081		$15,575,532
3.183%, with maturity at 2034(1)	3,199		3,324,515
5.00%, with maturity at 2014	1,637		1,731,209
5.50%, with various maturities to 2032	10,231		10,897,125
6.00%, with various maturities to 2035	23,508		25,240,847
6.50%, with various maturities to 2030	32,836		35,722,900
6.87%, with maturity at 2024	289		320,147
7.00%, with various maturities to 2035	33,072		36,146,712
7.09%, with maturity at 2023	1,115		1,243,973
7.25%, with maturity at 2022	1,730		1,937,643
7.31%, with maturity at 2027	485		547,649
7.50%, with various maturities to 2035	29,732		33,415,448
7.63%, with maturity at 2019	587		644,533
7.75%, with maturity at 2018	41		45,425
7.78%, with maturity at 2022	200		226,474
7.85%, with maturity at 2020	504		567,546
8.00%, with various maturities to 2028	16,253		18,363,033
8.13%, with maturity at 2019	1,049		1,185,036
8.15%, with various maturities to 2021	351		402,842
8.25%, with maturity at 2017	132		149,254
8.50%, with various maturities to 2031	9,272		10,673,956
8.75%, with maturity at 2016	16		17,291
9.00%, with various maturities to 2027	10,879		12,448,001
9.25%, with various maturities to 2017	126		137,498
9.50%, with various maturities to 2026	3,184		3,721,728
9.75%, with maturity at 2018	4		3,948
10.50%, with maturity at 2020	975		1,131,904
11.00%, with maturity at 2015	32		36,547
13.50%, with maturity at 2010	2		1,656
15.00%, with maturity at 2011	0	(2)	295

			$215,860,667

Federal National Mortgage Association:
2.662%, with maturity at 2026(1)	$1,552		$1,591,924
2.666%, with maturity at 2022(1)	2,565		2,622,145
2.723%, with various maturities to 2035(1)	38,531		39,529,161
2.736%, with maturity at 2022(1)	2,781		2,839,514
2.763%, with maturity at 2031(1)	4,705		4,809,693
2.787%, with maturity at 2035(1)	2,424		2,487,271
2.849%, with various maturities to 2033(1)	5,333		5,471,053
3.027%, with maturity at 2037(1)	7,756		8,025,514
3.178%, with maturity at 2036(1)	2,629		2,693,570
3.622%, with maturity at 2036(1)	3,256		3,332,323
3.691%, with maturity at 2034(1)	9,808		10,206,885
3.828%, with maturity at 2035(1)	12,362		12,863,914
3.925%, with maturity at 2021(1)	2,606		2,684,389
3.929%, with maturity at 2036(1)	965		994,487
3.933%, with maturity at 2034(1)	9,447		9,830,811
4.00%, with maturity at 2014	673		691,547
4.418%, with maturity at 2036(1)	39,468		41,070,908
4.492%, with maturity at 2040(1)	2,627		2,738,639
4.50%, with various maturities to 2018	60,319		63,330,776
4.557%, with maturity at 2035(1)	13,372		13,915,140
4.897%, with maturity at 2034(1)	37,621		39,149,603
5.00%, with various maturities to 2027	5,584		5,837,637
5.50%, with various maturities to 2030	29,602		31,708,661
6.00%, with various maturities to 2032	24,320		26,030,323
6.50%, with various maturities to 2033	69,761		76,066,710
6.518%, with maturity at 2025(3)	448		492,233
7.00%, with various maturities to 2033	52,122		57,324,235
7.25%, with maturity at 2023	45		49,279
7.50%, with various maturities to 2029	12,549		14,027,162
7.858%, with maturity at 2030(3)	47		53,791
7.875%, with maturity at 2021	1,056		1,202,331
8.00%, with various maturities to 2032	18,684		21,348,246
8.25%, with maturity at 2025	442		505,913
8.33%, with maturity at 2020	1,044		1,198,933
8.50%, with various maturities to 2032	12,277		14,188,405
8.536%, with maturity at 2021(3)	131		151,662
8.75%, with maturity at 2016	1		737
9.00%, with maturity at 2010(3)	6		6,112
9.00%, with various maturities to 2030	1,627		1,881,991
9.125%, with maturity at 2011	2		2,191
9.25%, with maturity at 2016	1		893
9.50%, with various maturities to 2030	3,111		3,634,654
9.585%, with maturity at 2025(3)	56		63,332
9.75%, with maturity at 2019	33		39,850
9.963%, with maturity at 2021(3)	88		104,722
10.00%, with maturity at 2012	13		13,609
10.017%, with maturity at 2023(3)	114		132,061
10.092%, with maturity at 2020(3)	107		121,406
10.10%, with maturity at 2021(3)	67		77,364
10.109%, with maturity at 2021(3)	145		165,824
10.575%, with maturity at 2025(3)	65		73,492
11.00%, with maturity at 2010	0	(2)	296
11.374%, with maturity at 2019(3)	125		140,590
11.50%, with maturity at 2012	11		11,939
11.554%, with maturity at 2025(3)	35		40,179
11.697%, with maturity at 2018(3)	146		164,456
12.43%, with maturity at 2021(3)	55		60,913

See notes to financial statements

Government Obligations Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association: (continued)
12.687%, with maturity at 2015(3)	$132	$151,636
13.00%, with maturity at 2010	2	1,611

		$527,954,646

Government National Mortgage Association:
4.125%, with various maturities to 2027(1)	$824	$851,487
6.50%, with maturity at 2024	78	84,414
7.00%, with various maturities to 2034	47,458	52,832,269
7.25%, with maturity at 2022	38	42,431
7.50%, with various maturities to 2025	8,192	9,186,896
8.00%, with various maturities to 2027	15,288	17,388,988
8.25%, with maturity at 2019	194	220,689
8.30%, with maturity at 2020	52	59,971
8.50%, with various maturities to 2018	2,591	2,928,302
9.00%, with various maturities to 2027	8,875	10,573,137
9.50%, with various maturities to 2026	5,897	7,057,326

		$101,225,910

Total Mortgage Pass-Throughs
(identified cost $811,271,616)		$845,041,223

Collateralized Mortgage Obligations — 7.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$343	$366,515
Series 1822, Class Z, 6.90%, 3/15/26	2,127	2,255,282
Series 1829, Class ZB, 6.50%, 3/15/26	1,001	1,084,262
Series 1896, Class Z, 6.00%, 9/15/26	1,118	1,168,365
Series 2075, Class PH, 6.50%, 8/15/28	552	596,861
Series 2091, Class ZC, 6.00%, 11/15/28	2,435	2,630,387
Series 2102, Class Z, 6.00%, 12/15/28	630	680,247
Series 2115, Class K, 6.00%, 1/15/29	3,297	3,485,164
Series 2142, Class Z, 6.50%, 4/15/29	1,206	1,309,322
Series 2245, Class A, 8.00%, 8/15/27	12,777	14,239,984

		$27,816,389

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$461	$530,635
Series G92-44, Class ZQ, 8.00%, 7/25/22	536	595,033
Series G93-36, Class ZQ, 6.50%, 12/25/23	17,539	19,009,078
Series 1993-16, Class Z, 7.50%, 2/25/23	648	727,462
Series 1993-39, Class Z, 7.50%, 4/25/23	1,565	1,754,773
Series 1993-149, Class M, 7.00%, 8/25/23	799	890,965
Series 1993-178, Class PK, 6.50%, 9/25/23	1,589	1,741,547
Series 1993-250, Class Z, 7.00%, 12/25/23	429	466,166
Series 1994-42, Class K, 6.50%, 4/25/24	7,189	7,906,436
Series 1994-82, Class Z, 8.00%, 5/25/24	2,609	2,970,085
Series 1997-81, Class PD, 6.35%, 12/18/27	995	1,091,131
Series 2000-49, Class A, 8.00%, 3/18/27	1,356	1,559,473
Series 2002-1, Class G, 7.00%, 7/25/23	1,027	1,144,212

		$40,386,996

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$842	$924,149

Total Collateralized Mortgage Obligations
(identified cost $65,622,060)		$69,127,534

U.S. Government Agency Obligations — 5.3%

	Principal
	Amount
Security	(000’s omitted)	Value

United States Agency for International Development- Israel, 0.00% with various maturities to 2020	$31,782	$22,783,796
United States Agency for International Development- Israel, 5.50%, 9/18/23	25,000	27,894,850

Total U.S. Government Agency Obligations
(identified cost $50,212,120)		$50,678,646

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$7,984,692

Total U.S. Treasury Obligations
(identified cost $6,224,355)		$7,984,692

Total Investments — 101.6%
(identified cost $933,330,151)		$972,832,095

Other Assets, Less Liabilities — (1.6)%		$(15,550,712)

Net Assets — 100.0%		$957,281,383

See notes to financial statements

Government Obligations Portfolio as of October 31, 2009

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage.

(2)	Principal amount is less than $1,000.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Government Obligations Portfolio as of October 31, 2009

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2009

Assets

Investments, at value (identified cost, $933,330,151)	$972,832,095
Interest receivable	4,530,242
Receivable for investments sold	392,543

Total assets	$977,754,880

Liabilities

Demand note payable	$2,600,000
Payable for investments purchased	16,936,110
Payable for variation margin on open financial futures contracts	117,519
Due to custodian	85,203
Payable to affiliates:
Investment adviser fee	563,913
Trustees’ fees	3,203
Accrued expenses	167,549

Total liabilities	$20,473,497

Net Assets applicable to investors’ interest in Portfolio	$957,281,383

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$917,864,719
Net unrealized appreciation	39,416,664

Total	$957,281,383

Statement of Operations

For the Year Ended
October 31, 2009

Investment Income

Interest	$43,085,630
Interest allocated from affiliated investment	134,320
Expenses allocated from affiliated investment	(96,823)

Total investment income	$43,123,127

Expenses

Investment adviser fee	$6,485,293
Trustees’ fees and expenses	40,395
Custodian fee	288,231
Legal and accounting services	74,450
Miscellaneous	36,763

Total expenses	$6,925,132

Deduct —
Reduction of custodian fee	$11

Total expense reductions	$11

Net expenses	$6,925,121

Net investment income	$36,198,006

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,404,197
Financial futures contracts	8,714,930

Net realized gain	$12,119,127

Change in unrealized appreciation (depreciation) —
Investments	$44,951,129
Financial futures contracts	2,244,215

Net change in unrealized appreciation (depreciation)	$47,195,344

Net realized and unrealized gain	$59,314,471

Net increase in net assets from operations	$95,512,477

See notes to financial statements

Government Obligations Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

Increase (Decrease)	Year Ended	Year Ended
in Net Assets	October 31, 2009	October 31, 2008

From operations —
Net investment income	$36,198,006	$34,218,814
Net realized gain from investment transactions and financial futures contracts	12,119,127	8,945,747
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	47,195,344	(10,368,684)

Net increase in net assets from operations	$95,512,477	$32,795,877

Capital transactions —
Contributions	$397,742,451	$388,827,835
Withdrawals	(346,600,808)	(298,743,400)

Net increase in net assets from capital transactions	$51,141,643	$90,084,435

Net increase in net assets	$146,654,120	$122,880,312

Net Assets

At beginning of year	$810,627,263	$687,746,951

At end of year	$957,281,383	$810,627,263

See notes to financial statements

Government Obligations Portfolio as of October 31, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Year Ended October 31,

	2009	2008	2007	2006	2005

Ratios/Supplemental Data

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.77%	0.80%	0.80%	0.79%	0.77%
Net investment income	3.97%	4.48%	4.60%	4.09%	3.21%
Portfolio Turnover	28%	19%	23%	2%	30%

Total Return	11.54%	4.85%	5.49%	4.71%	2.46%

Net assets, end of year (000’s omitted)	$957,281	$810,627	$687,747	$727,804	$866,273

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See notes to financial statements

Government Obligations Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Government Obligations Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high current return. The Portfolio invests primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. Government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2009, the Eaton Vance Government Obligations Fund, Eaton Vance Diversified Income Fund and Eaton Vance Low Duration Fund held an interest of 91.8%, 2.5% and 3.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Portfolio’s financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Portfolio’s application of generally accepted accounting principles.

A  Investment Valuation — Debt obligations, (including short-term obligations with a remaining maturity of more than sixty days and excluding most seasoned mortgage-backed securities), will normally be valued on the basis of quotations provided by third party pricing services. The pricing services will use various techniques that consider factors including, but not limited to, reported trades or dealer quotations, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Most seasoned, fixed rate 30-year mortgage-backed securities are valued through the use of the investment adviser’s matrix pricing system, which takes into account bond prices, yield differentials, anticipated prepayments and interest rates provided by dealers. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s

Government Obligations Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — The Portfolio may enter into financial futures contracts. The Portfolio’s investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Portfolio bears the risk if the counterparties do not perform under the contracts’ terms. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.6875% from $500 million up to $1 billion, 0.6250% from $1 billion up to $1.5 billion, 0.5625% from $1.5 billion up to $2 billion, 0.5000% from $2 billion up to $2.5 billion and 0.4375% annually of average daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s investment adviser fee. For the year ended October 31, 2009, the Portfolio’s investment adviser fee totaled $6,576,959 of which $91,666 was allocated from Cash Management and $6,485,293 was paid or accrued directly by the Portfolio. For the year ended October 31, 2009, the Portfolio’s investment adviser fee, including the portion allocated from Cash Management, was 0.72% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

Government Obligations Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

3   Purchases and Sales of Investments

Purchases and sales of U.S. Government and agency obligations, other than short-term obligations and including maturities and paydowns, aggregated $307,039,599 and $255,591,773, respectively, for the year ended October 31, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$942,450,015

Gross unrealized appreciation	$30,483,928
Gross unrealized depreciation	(101,848)

Net unrealized appreciation	$30,382,080

5   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2009 is as follows:

Futures Contracts

					Net
Expiration			Aggregate		Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

12/09	80 30 Year U.S. Treasury Bond	Short	$(9,527,220)	$(9,612,500)	$(85,280)

At October 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective May 1, 2009. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at October 31, 2009 was as follows:

	Fair Value

Derivative	Asset Derivative	Liability Derivative

Futures contracts	$—	$(85,280	)(1)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended October 31, 2009 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Futures contracts	$(139,808)	$16,954

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended October 31, 2009, which is indicative of the volume of this derivative type, was approximately $81,857,000.

Government Obligations Portfolio as of October 31, 2009

NOTES TO FINANCIAL STATEMENTS CONT’D

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At October 31, 2009, the Portfolio had a balance outstanding pursuant to this line of credit of $2,600,000 at an interest rate of 1.36%. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2009.

7   Fair Value Measurements

The Portfolio adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, (currently FASB ASC 820-10), effective November 1, 2008. Such standard established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage Pass-Throughs	$—	$845,041,223	$—	$845,041,223
Collateralized Mortgage Obligations	—	69,127,534	—	69,127,534
U.S. Government Agency Obligations	—	50,678,646	—	50,678,646
U.S. Treasury Obligations		7,984,692	—	7,984,692

Total Investments	$—	$972,832,095	$—	$972,832,095

Liability Description

Futures Contracts	$(85,280)	$—	$—	$(85,280)

Total	$(85,280)	$—	$—	$(85,280)

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

8   Review for Subsequent Events

In connection with the preparation of the financial statements of the Portfolio as of and for the year ended October 31, 2009, events and transactions subsequent to October 31, 2009 through December 21, 2009, the date the financial statements were issued, have been evaluated by the Portfolio’s management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Government Obligations Portfolio as of October 31, 2009

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors of
Government Obligations Portfolio:
We have audited the accompanying statement of assets and liabilities of Government Obligations Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits. The supplementary data for the year ended October 31, 2006, and all prior periods presented, were audited by other auditors. Those auditors expressed an unqualified opinion on that supplementary data in their report dated December 27, 2006.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Government Obligations Portfolio as of October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 21, 2009

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Government Obligations Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Government Obligations Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s experience in investing in mortgage-backed securities, including seasoned mortgage-backed securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Government Obligations Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the Fund’s performance was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Government Obligations Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee and President of the Trust	Trustee since 2007 and President of the Trust since 2002	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies and 4 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.	176	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	176	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	176	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	176	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	176	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Adjunct Professor of Finance, Peking University, Beijing, China (since 2005).	176	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	176	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm)

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of		Number of Portfolios
	with the	Office and		in Fund Complex
Name and	Trust and	Length of	Principal Occupation(s)	Overseen By
Date of Birth	the Portfolio	Service	During Past Five Years	Trustee(1)	Other Directorships Held

Noninterested Trustees (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.	176	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor.	176	None

Principal Officers who are not Trustees

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

William H. Ahern, Jr. 7/28/59	Vice President of the Trust	Since 1995	Vice President of EVM and BMR. Officer of 76 registered investment companies managed by EVM or BMR.

John R. Baur 2/10/70	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Previously, attended Johnson Graduate School of Management, Cornell University (2002-2005), and prior thereto he was an Account Team Representative in Singapore for Applied Materials, Inc. Officer of 35 registered investment companies managed by EVM or BMR.

Michael A. Cirami 12/24/75	Vice President of the Trust	Since 2008	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 92 registered investment companies managed by EVM or BMR.

Charles B. Gaffney 12/4/72	Vice President of the Trust	Since 2007	Director of Equity Research and a Vice President of EVM and BMR. Officer of 32 registered investment companies managed by EVM or BMR.

Christine M. Johnston 11/9/72	Vice President	Vice President of the Trust since 2007 and of the Portfolio since 2006	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Aamer Khan 6/7/60	Vice President of the Trust	Since 2005	Vice President of EVM and BMR. Officer of 35 registered investment companies managed by EVM or BMR.

Thomas H. Luster 4/8/62	Vice President of the Trust	Since 2006	Vice President of EVM and BMR. Officer of 54 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President of the Trust	Since 1998	Vice President of EVM and BMR. Officer of 91 registered investment companies managed by EVM or BMR.

Jeffrey A. Rawlins 10/6/61	Vice President of the Trust	Since 2009	Vice President of EVM and BMR. Previously, a Managing Director of the Fixed Income Group at State Street Research and Management (1989-2005). Officer of 31 registered investment companies managed by EVM or BMR.

Duncan W. Richardson 10/26/57	Vice President of the Trust	Since 2001	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR. Officer 82 registered investment companies managed by EVM or BMR.

Judith A. Saryan 8/21/54	Vice President of the Trust	Since 2003	Vice President of EVM and BMR. Officer of 51 registered investment companies managed by EVM or BMR.

Susan Schiff 3/13/61	Vice President	Vice President of the Trust since 2002 and of the Portfolio since 1993	Vice President of EVM and BMR. Officer of 37 registered investment companies managed by EVM or BMR.

Eaton Vance Government Obligations Fund

MANAGEMENT AND ORGANIZATION CONT’D

	Position(s)	Term of
	with the	Office and
Name and	Trust and	Length of	Principal Occupation(s)
Date of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Thomas Seto 9/27/62	Vice President of the Trust	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

David M. Stein 5/4/51	Vice President of the Trust	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.

Dan R. Strelow 5/27/59	Vice President of the Trust	Since 2009	Vice President of EVM and BMR since 2005. Previously, a Managing Director (since 1988) and Chief Investment Officer (since 2001) of the Fixed Income Group at State Street Research and Management. Officer of 31 registered investment companies managed by EVM or BMR.

Mark S. Venezia 5/23/49	Vice President of the Trust and President of the Portfolio	Vice President of the Trust since 2007 and President of the Portfolio since 2002	Vice President of EVM and BMR. Officer of 38 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of the Trust	Since 2007	Vice President of EVM and BMR. Officer of 69 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Treasurer of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 176 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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Investment Adviser of Government Obligations Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Government Obligations Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Government Obligations Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective, risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

140-12/09	GOSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009 by the registrant’s principal accountant, Deloitte & Touche LLP (D&T), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such periods.

Fiscal Years Ended	10/31/2008	10/31/2009

Audit Fees	$48,645	$47,610

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$17,060	$18,310

All Other Fees(3)	$592	$2,500

Total	$66,297	$68,420

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
For both the fiscal years ended October 31, 2008 and October 31, 2009, the registrant was billed $40,000, by D&T, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended October 31, 2008 and October 31, 2009; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	10/31/08	10/31/09

Registrant	$17,060	$20,810

Eaton Vance(1)	$325,329	$280,861

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Government Obligations Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President
Date: December 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date: December 21, 2009

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date: December 21, 2009